Business Acquisitions	6 Months Ended
Jun. 30, 2017
Business Combinations [Abstract]
Business Acquisitions

15) Business Acquisitions

In December 2016, March 2017 and June 2017, the Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Raquel Knutsen, the Tordis Knutsen and the Vigdis Knutsen, respectively.

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Provisional Vigdis Knutsen June 1, 2017	Provisional Tordis Knutsen March 1, 2017	Final Raquel Knutsen December 1, 2016
Purchase consideration (1)	$31,759	$32,983	$20,252
Less: Fair value of net assets acquired:
Vessels and equipment (2)	145,772	145,754	116,751
Intangibles: Above market time charter	1,458	1,468
Cash	3,438	609	7,146
Inventories	190	129	307
Derivative assets	226	1,377	207
Others current assets	128	1,348	183
Amounts due from related parties	18,374	20,834	59
Long-term debt	(114,411)	(114,411)	(79,950)
Long-term debt from related parties	(22,703)	(22,960)	(24,019)
Deferred debt issuance	928	795	1,059
Trade accounts payable	(187)	(106)	(167)
Accrued expenses	(1,082)	(503)	(1,179)
Prepaid charter and deferred revenue	—	—	—
Amounts due to related parties	(372)	(1,351)	(145)

Subtotal	31,759	32,983	20,252

Difference between the purchase price and fair value of net assets acquired	—	—	—

Goodwill	—	—	—

Difference between the purchase price and allocated values	$—	$—	$—

(1) The purchase price is comprised of the following:

(U.S. Dollars in thousands)	Provisional Vigdis Knutsen June 1, 2017	Provisional Tordis Knutsen March 1, 2017	Final Raquel Knutsen December 1, 2016
Cash consideration paid to KNOT (from KNOT)	$28,109	$31,242	$(12,019)
Purchase price adjustments	3,650	1,741	7,271
Seller’s credit	—	—	12,981
Seller’s loan	—	—	12,019
Purchase price	$31,759	$32,983	$20,252

(2)	Vessels and equipment includes allocation to dry docking for the Raquel Knutsen of $1.7 million, Tordis Knutsen of $2.8 million, and for the Vigdis Knutsen of $2.7 million.

Raquel Knutsen

On December 1, 2016, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen Shuttle Tankers 19 AS, the company that owns and operates the Raquel Knutsen. The purchase price was $116.5 million less $103.5 million of outstanding indebtedness related to the vessel plus other purchase price adjustments of $7.3 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Raquel Knutsen business contributed revenues of $1.5 million and net income of $0.2 million to the Partnership for the period from December 1, 2016 to December 31, 2016.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2016, giving effect to the Partnership’s acquisition and financing of the Raquel Knutsen as if this acquisition had taken place on January 1, 2016. The information is unaudited and is for illustration purposes only.

(U.S. Dollars in thousands)	Year Ended December 31, 2016
Revenue	$190,229
Net income	65,101

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2016. In addition, the pro forma adjustments reflect changes in guarantors as if the acquisition had taken place from the date of delivery of the vessel.

Tordis Knutsen

On March 1, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 24 AS (“KNOT 24”), the company, that owns and operates the Tordis Knutsen. The purchase price was $147.0 million less $137.7 million of outstanding indebtedness plus $21.1 million for a receivable owed by KNOT to KNOT 24 and approximately $0.8 million for certain capitalized fees related to the financing of the Tordis Knutsen plus $1.7 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The provisional allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Tordis Knutsen business contributed revenues of $6.9 million and net income of $0.5 million to the Partnership for the period from March 1, 2017 to June 30, 2017.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2017, giving effect to the Partnership’s acquisition and financing of the Tordis Knutsen as if this acquisition had taken place on January 1, 2017. Since Tordis Knutsen was delivered from the yard in late 2016 and commenced on its time charter contract in January 2017, there are no pro forma figures for the year ended December 31, 2016. The information is unaudited and is for illustration purposes only.

(U.S. Dollars in thousands)	Six Months Ended June 30, 2017
Revenue	$101,392
Net income	26,864

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.

Vigdis Knutsen

On June 1, 2017, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS (“KNOT 25”), the company that owns and operates the Vigdis Knutsen. The purchase price was $147.0 million less $137.7 million of outstanding indebtedness plus $17.9 million for a receivable owed by KNOT to KNOT 25 and approximately $0.9 million for certain capitalized fees related to the financing of the Vigdis Knutsen plus $3.7 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The provisional allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Vigdis Knutsen business contributed revenues of $1.7 million and net income of $0.2 million to the Partnership for the period from June 1, 2017 to June 30, 2017.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2017, giving effect to the Partnership’s acquisition and financing of the Vigdis Knutsen as if this acquisition had taken place on January 1, 2017. Since Vigdis Knutsen was delivered from the yard in February 2017 and commenced on its time charter contract in April 2017, there are no pro forma figures for the year ended December 31, 2016. The information is unaudited and is for illustration purposes only.

(U.S. Dollars in thousands)	Six Months Ended June 30, 2017
Revenue	$102,548
Net income	23,009

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.